AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 21, 2012

                                                              File No. 033-50718
                                                              File No. 811-07102

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                       POST-EFFECTIVE AMENDMENT NO. 143                      /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 145                            /X/

                       THE ADVISORS' INNER CIRCLE FUND II
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110
                          ---------------------------
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code (800) 932-7781
                                                          --------------

                                Michael Beattie
                              c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                            ------------------------
                    (Name and Address of Agent for Service)

                                   Copies to:

Timothy W. Levin, Esquire                           Dianne M. Sulzbach, Esquire
Morgan, Lewis & Bockius LLP                         c/o SEI Investments
1701 Market Street                                  One Freedom Valley Drive
Philadelphia, Pennsylvania 19103                    Oaks, Pennsylvania 19456

    It is proposed that this filing become effective (check appropriate box)


--------------------------------------------------------------------------------
          /X/   Immediately upon filing pursuant to paragraph (b)
          / /    On [date] pursuant to paragraph (b)
          / /    60 days after filing pursuant to paragraph (a)(1)
          / /    75 days after filing pursuant to paragraph (a)(2)
          / /    On [date] pursuant to paragraph (a) of Rule 485
--------------------------------------------------------------------------------

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 143 relates solely to the Champlain Mid Cap Fund, Champlain Small Company Fund, Clear River Fund, Frost Growth Equity Fund, Frost Dividend Value Equity Fund, Frost Strategic Balanced Fund, Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Small Cap Equity Fund, Frost International Equity Fund, Frost Low Duration Bond Fund, Frost Total Return Bond Fund, Frost Municipal Bond Fund, Frost Low Duration Municipal Bond Fund, Frost Kempner Treasury and Income Fund, Frost Mid Cap Equity Fund, Frost Diversified Strategies Fund, Frost Natural Resources Fund, GRT Value Fund, GRT Absolute Return Fund, Reaves Select Research Fund, STW Short Duration Investment-Grade Bond Fund, STW Core Investment-Grade Bond Fund, STW Long Duration Investment-Grade Bond Fund and STW Broad Tax-Aware Value Bond Fund.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 143 to Registration Statement No. 033-50718 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 21st day of December, 2012.


                                   THE ADVISORS' INNER CIRCLE FUND II

                                   By:             *
                                       ------------------------------
                                       Michael Beattie, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.



       *                           Trustee                     December 21, 2012
------------------------
Charles E. Carlbom

       *                           Trustee                     December 21, 2012
------------------------
John K. Darr

       *                           Trustee                     December 21, 2012
------------------------
William M. Doran

       *                           Trustee                     December 21, 2012
------------------------
Joseph T. Grause, Jr.

       *                           Trustee                     December 21, 2012
------------------------
Mitchell A. Johnson

       *                           Trustee                     December 21, 2012
------------------------
Betty L. Krikorian

       *                           Trustee                     December 21, 2012
------------------------
Robert A. Nesher

       *                           Trustee                     December 21, 2012
------------------------
Bruce Speca

       *                           Trustee                     December 21, 2012
------------------------
James M. Storey

       *                           Trustee                     December 21, 2012
------------------------
George J. Sullivan, Jr.

       *                           President                   December 21, 2012
------------------------
Michael Beattie

       *                           Treasurer, Controller &     December 21, 2012
------------------------           Chief Financial Officer
Michael Lawson



*By: /s/ Dianne M. Sulzbach
     -----------------------
     Dianne M. Sulzbach, pursuant to Powers of Attorney dated
     November 16, 2011 and November 30, 2011, incorporated
     herein by reference to Exhibit (q) of Post-Effective Amendment No. 125, filed on February 28, 2012

                                 EXHIBIT INDEX
                                 -------------

EXHIBIT NUMBER     DESCRIPTION
--------------     -----------

EX-101.INS         XBRL Instance Document

EX-101.SCH         XBRL Taxonomy Extension Schema Document

EX-101.CAL         XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF         XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB         XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE         XBRL Taxomony Extension Presentation Linkbase